INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 5   INVENTORIES
Inventories are comprised of the following:
	December 31,
	2016	2015
	U.S. dollars in thousands
Raw materials	6,873	3,566
Work in process	1,175	1,134
Finished goods and spare parts	48,968	37,976
Total	57,016	42,676
Inventory of  $318 thousand, $646 thousand and $156 thousand was written down, as a component of cost of revenues, in the years ended December 31, 2016, 2015 and 2014, respectively.